Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus Performance
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

2022 PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (3)	Total Shareholder Return	Based On: (4) New Peer Group Total Shareholder Return	Old Peer Group Total Shareholder Return	Net Income (in thousands)	Adjusted Earnings Before Interest and Taxes (in thousands) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)		(h)	(i)
2022	$7,023,960	$777,215	$1,617,341	$678,613	$107	$88	n/a	$36,940	$153,780
2021	$4,913,938	$6,871,285	$1,599,173	$1,747,398	$177	$111	$97	$(1,351)	$173,689
2020	$4,713,361	$11,196,599	$1,401,141	$1,478,019	$161	$109	$101	$(180,376)	$213,584

(1)	Marc B. Lautenbach has served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021, and 2020, and our other NEOs for the applicable years were as follows:

-	2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather

-	2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano

-	2020: Jason Dies, Gregg Zegras, Daniel Goldstein, Joseph Catapano, and Stanley J. Sutula III

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lautenbach and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs reported for the applicable year other than Mr. Lautenbach for such years.

When the 2020 long term compensation awards were issued, we replaced PSUs with cash-settled CIUs. Under SEC disclosure rules, stock awards are required to be included in the Summary Compensation Table in the year granted, while CIU awards are included at the end of the performance period when actually earned. This means Total Compensation appears significantly higher for 2022 when compared to 2020 and 2021 because CIU awards are not included in the Summary Compensation Table until actually earned, and 2022 represented the first year that CIU payouts were included in the Summary Compensation Table for NEOs other than Mr. Fairweather, who had a CIU payout in the 2021 Summary Compensation Table. This difference results from different disclosure rules on timing for different kinds of awards, and not on their value, and should normalize over time.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lautenbach and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year.
In 2021, as part of its annual process, the Committee reviewed the peer group and approved changes effective January 1, 2022 for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews, as described in the Compensation Discussion and Analysis starting on page [
●
] of the Proxy Statement. Our new peer group, as reported in our annual reports on Form
10-K
for the years ended December 31, 2022 and December 31, 2021, is comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Bread Financial Holdings, Inc.; Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated; Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; Hub Group, Inc.; NCR Corporation; Overstock.com, Inc.; Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.
Our old peer group, as was reported in our annual report on Form
10-K
for the year ended December 31, 2020, was comprised of: ACCO Brands Corporation; Alliance Data Systems Corporation; Deluxe Corporation; Diebold Nixdorf, Incorporated; Echo Global Logistics, Inc. (included through November 22, 2021 when it was taken private); Fidelity National Information Services, Inc.; Fiserv, Inc.; Hub Group, Inc.; NCR Corporation; R.R. Donnelley & Sons Company; Rockwell Automation, Inc.; Stamps.com Inc. (included through October 4, 2021 when it was taken private); The Western Union Company; and Xerox Holdings Corporation.

(5)
Adjusted EBIT
is a
non-GAAP
measure. For a reconciliation and additional information, please see “Reconciliation of Reported Consolidated Results to Adjusted Measures” on page [
●
] of the Proxy Statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.

Reconciliation of Compensation Actually Paid Adjustments:

CAP Adjustments
Year	Summary Compensation Table Total ($) (a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (i)	Equals Compensation Actually Paid ($)
	Marc B. Lautenbach
2022	7,023,960	-	-	2,596,008	0	(1,841,909)	-	(1,808,828)	-	777,215
2021	4,913,938	-	-	2,756,416	2,009,924	(482,057)	-	3,185,896	-	6,871,285
2020	4,713,361	-	-	2,472,612	5,932,984	2,986,107	-	36,759	-	11,196,599
	Other NEOs (Average) (j)
2022	1,617,341	0	0	476,855	0	(273,879)	-	(187,994)	-	678,613
2021	1,599,173	135	0	576,457	423,039	14,360	-	287,418	-	1,747,398
2020	1,401,141	16,893	0	387,271	465,698	237,677	-	2,054	224,387	1,478,019

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]	Marc B. Lautenbach has served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021, and 2020, and our other NEOs for the applicable years were as follows:
-	2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather

-	2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano

-	2020: Jason Dies, Gregg Zegras, Daniel Goldstein, Joseph Catapano, and Stanley J. Sutula III

Peer Group Issuers, Footnote [Text Block]
(4)
Pursuant to rules of the SEC, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year.
In 2021, as part of its annual process, the Committee reviewed the peer group and approved changes effective January 1, 2022 for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews, as described in the Compensation Discussion and Analysis starting on page [
●
] of the Proxy Statement. Our new peer group, as reported in our annual reports on Form
10-K
for the years ended December 31, 2022 and December 31, 2021, is comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Bread Financial Holdings, Inc.; Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated; Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; Hub Group, Inc.; NCR Corporation; Overstock.com, Inc.; Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.
Our old peer group, as was reported in our annual report on Form
10-K
for the year ended December 31, 2020, was comprised of: ACCO Brands Corporation; Alliance Data Systems Corporation; Deluxe Corporation; Diebold Nixdorf, Incorporated; Echo Global Logistics, Inc. (included through November 22, 2021 when it was taken private); Fidelity National Information Services, Inc.; Fiserv, Inc.; Hub Group, Inc.; NCR Corporation; R.R. Donnelley & Sons Company; Rockwell Automation, Inc.; Stamps.com Inc. (included through October 4, 2021 when it was taken private); The Western Union Company; and Xerox Holdings Corporation.

PEO Total Compensation Amount	$ 7,023,960	$ 4,913,938	$ 4,713,361
PEO Actually Paid Compensation Amount	$ 777,215	6,871,285	11,196,599
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Compensation Actually Paid Adjustments:

CAP Adjustments
Year	Summary Compensation Table Total ($) (a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (i)	Equals Compensation Actually Paid ($)
	Marc B. Lautenbach
2022	7,023,960	-	-	2,596,008	0	(1,841,909)	-	(1,808,828)	-	777,215
2021	4,913,938	-	-	2,756,416	2,009,924	(482,057)	-	3,185,896	-	6,871,285
2020	4,713,361	-	-	2,472,612	5,932,984	2,986,107	-	36,759	-	11,196,599
	Other NEOs (Average) (j)
2022	1,617,341	0	0	476,855	0	(273,879)	-	(187,994)	-	678,613
2021	1,599,173	135	0	576,457	423,039	14,360	-	287,418	-	1,747,398
2020	1,401,141	16,893	0	387,271	465,698	237,677	-	2,054	224,387	1,478,019

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,617,341	1,599,173	1,401,141
Non-PEO NEO Average Compensation Actually Paid Amount	$ 678,613	1,747,398	1,478,019
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Compensation Actually Paid Adjustments:

CAP Adjustments
Year	Summary Compensation Table Total ($) (a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (i)	Equals Compensation Actually Paid ($)
	Marc B. Lautenbach
2022	7,023,960	-	-	2,596,008	0	(1,841,909)	-	(1,808,828)	-	777,215
2021	4,913,938	-	-	2,756,416	2,009,924	(482,057)	-	3,185,896	-	6,871,285
2020	4,713,361	-	-	2,472,612	5,932,984	2,986,107	-	36,759	-	11,196,599
	Other NEOs (Average) (j)
2022	1,617,341	0	0	476,855	0	(273,879)	-	(187,994)	-	678,613
2021	1,599,173	135	0	576,457	423,039	14,360	-	287,418	-	1,747,398
2020	1,401,141	16,893	0	387,271	465,698	237,677	-	2,054	224,387	1,478,019
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, using year-end
stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Pay vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	Pay vs. Net Income *Note: Refer to the 2020 Annual Report regarding Goodwill Impairment Charge.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Pay vs. Adjusted EBIT
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.

•	Adjusted EBIT
•	Adjusted EPS
•	Adjusted FCF
•	Revenue Growth
•	Stock Price

Total Shareholder Return Amount	$ 107	177	161
Net Income (Loss)	$ 36,940,000	$ (1,351,000)	$ (180,376,000)
Company Selected Measure Amount	153,780	173,689	213,584
PEO Name	Marc B. Lautenbach
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Non-GAAP Measure Description [Text Block]
Adjusted EBIT
is a
non-GAAP
measure. For a reconciliation and additional information, please see “Reconciliation of Reported Consolidated Results to Adjusted Measures” on page [
●
	] of the Proxy Statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCF
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
New Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	$ 88	$ 111	$ 109
Old Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount		97	101
PEO [Member] | Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,596,008)	(2,756,416)	(2,472,612)
PEO [Member] | Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,009,924	5,932,984
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,841,909)	(482,057)	2,986,107
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,808,828)	3,185,896	36,759
Non-PEO NEO [Member] | Change in Accumulated Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(135)	(16,893)
Non-PEO NEO [Member] | Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(476,855)	(576,457)	(387,271)
Non-PEO NEO [Member] | Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	423,039	465,698
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(273,879)	14,360	237,677
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (187,994)	$ 287,418	2,054
Non-PEO NEO [Member] | Stock Option and Stock Awards Failed to Meet Applicable Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (224,387)